UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORDS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-22859

A&Q Masters Fund

(Exact name of registrant as specified in charter)

600 Washington Boulevard

                             Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

Michael Kim, Esq.

UBS Hedge Fund Solutions LLC

787 7th Avenue

                      New York, New York 10019

(Name and address of agent for service)

COPY TO:

Gary L. Granik, Esq.

Proskauer Rose LLP

Eleven Times Square

New York, New York 10036

Registrant’s telephone number, including area code: (203) 719-1428

Date of fiscal year end:  March 31

Date of reporting period:  July 1, 2016 - June 30, 2017

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer /Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote was For or Against Management
MW Eureka Fund	N/A	N/A	1/1/2017	Consent to the proposals and amendments to the memorandum and articles of association of the company.	Issuer	Yes	For	Consent
TT Long/Short Focus Fund US Feeder Segregated Portfolio	N/A	N/A	1/1/2017	Consent to change of investment manager to Kuvari Partners from TT International and to the amendments to the offering memorandum and the limited partnership agreement.	Issuer	Yes	Consent	Consent
Pelham Long/Short Fund LP/Pelham Long/Short Ltd	N/A	N/A	7/3/2017	Consent to the change of trading operating currency of the fund and master fund.	Issuer	Yes	For	For
Pelham Long/Short Fund LP/Pelham Long/Short Ltd	N/A	N/A	7/3/2017	Consent to the reappointment of directors for the forthcoming year.	Issuer	Yes	Abstain	Abstain

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) A&Q Masters Fund

By (Signature and Title)* /s/ William Ferri
William Ferri, Principal Executive Officer

Date 8/30/17

* Print the name and title of each signing officer under his or her signature.